Discontinued operations (Detail Textuals)			12 Months Ended
	Oct. 02, 2017 CAD ($)	Oct. 02, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	[1]	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Initial value of holdback receivable			$ 12,068,773
Revaluation of holdback receivable			(82,489)
Foreign exchange gain (loss)			$ 175,459		$ (262,469)		$ (68,799)
Disposal groups classified as held for sale [member]
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Closing payment received upon closing of sale transaction		$ 57,623,125
Consideration receivable, net of transaction costs	$ 66,134,678							$ 52,886,588
Initial value of holdback receivable	10,817,771
Repayment of notes payable	$ 18,507,400
Write-down recognized to reduce carrying amount of assets				$ 1,791,484

[1]	Restated